LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Summary of supplemental information related to operating leases

	Years Ended December 31,
	2020	2021
Lease cost:
Operating fixed lease cost	3,964	4,074
Finance lease cost
— Amortization of ROU assets	74	79
— Interest on lease liabilities	90	96
Short term lease cost	0	0
Operating variable lease cost	(171)	(25)
Total lease cost	3,957	4,224

Other information:
Weighted average remaining lease term
Operating leases	14 years	13 years
Finance leases	29 years	28 years
Weighted average discount rate
Operating leases	6.23%	6.31%
Finance leases	3.96%	3.97%

Schedule of maturities of operating lease liabilities

As of December 31, 2021, the maturities of lease liabilities in accordance with ASC 842 in each of the next five years and thereafter are as follows:

Year Ending December 31,	Total Operating Leases	Total Finance Leases
2022	4,055	140
2023	4,066	155
2024	4,037	157
2025	3,871	157
2026	3,655	158
Thereafter	26,035	3,824

Total minimum lease payments	45,719	4,591

Less: amount representing interest	14,079	1,866

Present value of minimum lease payments	31,640	2,725

As of December 31, 2020, the maturities of lease liabilities in accordance with ASC 842 in each of the next five years and thereafter were as follows:

Year Ending December 31,	Total Operating Leases	Total Finance Leases
2021	3,858	129
2022	3,826	144
2023	3,733	146
2024	3,660	147
2025	3,466	147
Thereafter	25,730	3,575

Total minimum lease payments	44,273	4,288

Less: amount representing interest	13,819	1,760

Present value of minimum lease payments	30,454	2,528

Schedule of maturities of finance lease liabilities

Year Ending December 31,	Total Operating Leases	Total Finance Leases
2022	4,055	140
2023	4,066	155
2024	4,037	157
2025	3,871	157
2026	3,655	158
Thereafter	26,035	3,824

Total minimum lease payments	45,719	4,591

Less: amount representing interest	14,079	1,866

Present value of minimum lease payments	31,640	2,725

Year Ending December 31,	Total Operating Leases	Total Finance Leases
2021	3,858	129
2022	3,826	144
2023	3,733	146
2024	3,660	147
2025	3,466	147
Thereafter	25,730	3,575

Total minimum lease payments	44,273	4,288

Less: amount representing interest	13,819	1,760

Present value of minimum lease payments	30,454	2,528